STOCK OPTIONS AND AWARDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 15, 2009	May 22, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 3,970,000	$ 3,803,000	$ 4,186,000
Total unrecognized compensation cost	4,600,000
Unrecognized compensation cost, period for recognition (in years)	1 year 336 days
Number of plans	5
Share-based Compensation Arrangement by Share-based Payment Award, Option Term	10 years
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)	986,676
Weighted average exercise price, outstanding at beginning of year (in dollars per share)	$ 14.82
Weighted average remaining contractual term, outstanding at end of year (in years)	2 years 30 days
Aggregate intrinsic value, outstanding at end of year	1,767
Aggregate intrinsic value, exercisable at end of year	1,767
Granted (in shares)	0	0	0
Weighted average exercise price, granted (in dollars per share)	$ 0.00
Exercised (in shares)	(478,024)
Weighted average exercise price, exercised (in dollars per share)	$ 14.95
Forfeited or expired (in shares)	(95,526)
Weighted average exercise price, forfeited or expired (in dollars per share)	$ 16.37
Exercised (in shares)	413,126
Weighted average exercise price, Exercisable (in dollars per share)	$ 14.32
Weighted average remaining contractual life, exercisable at end of year (in years)	2 years 30 days
Outstanding at end of year (in shares)	413,126	986,676
Weighted average exercise price, outstanding at end of year (in dollars per share)	$ 14.32	$ 14.82
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of options exercised	1,479,000	3,247,000	1,277,000
Cash received from exercises	1,056,000	73,000	320,000
Tax benefit from exercises	1,475,000	1,422,000	1,576,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value	$ 3,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year	456,032	518,756	518,736
Number of shares granted	273,933	302,175	290,706
Number of shares vested	(215,796)	(263,302)	(228,233)
Number of shares forfeited	(19,717)	(101,597)	(62,453)
Number of shares nonvested at end of year	494,452	456,032	518,756
Weighted average of shares fair value, nonvested at beginning of year	$ 16.00	$ 16.65	$ 15.99
Weighted average of shares fair value granted	$ 16.80	$ 15.65	$ 17.00
Weighted average of shares fair value vested	$ 16.19	$ 16.63	$ 15.58
Weighted average of shares fair value forfeited	$ 16.40	$ 16.26	$ 16.61
Weighted average of shares fair value, nonvested at end of year	$ 16.43	$ 16.00	$ 16.65
1999 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	7,507,500
Award vesting rights (as a percent)	25.00%
2009 Employee Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				1,500,000
2009 Non-Employee Director Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				75,000	7,371
2012 Stock Plan [Member] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					1,268,872